Disposal of Subsidiaries and VIE (Details)					12 Months Ended
	Apr. 03, 2023 USD ($)	Apr. 03, 2023 CNY (¥)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 25, 2025 USD ($)
Disposal of Subsidiaries [Line Items]
Consideration for the Disposal
Gain on disposal of subsidiaries					$ 537,519
Tianjin Jiahao [Member]
Disposal of Subsidiaries [Line Items]
Gain (loss) disposal					2,535,370
Tianjin Dilang [Member]
Disposal of Subsidiaries [Line Items]
Gain (loss) disposal					$ 941,714
Packaging Materials Co., Ltd. (“Sutai”) [Member]
Disposal of Subsidiaries [Line Items]
Equity interests			100.00%	100.00%
Proceeds received from disposal of equity investments			$ 6,141,721	¥ 44,810,000
Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) [Member]
Disposal of Subsidiaries [Line Items]
Equity interests	80.00%	80.00%
Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) [Member]
Disposal of Subsidiaries [Line Items]
Proceeds received from disposal of equity investments	$ 307,018	¥ 2,240,000